STOCKHOLDER'S EQUITY (DEFICIT) - Common Stock Shares (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member]	Jun. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares subject to possible redemption		20,125,000
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	380,000,000	380,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	0	0
Common shares, shares outstanding (in shares)	0	0
Class A common stock subject to redemption
Class of Stock [Line Items]
Common shares, votes per share | Vote	1
Ordinary shares, shares subject to possible redemption	20,125,000	20,125,000
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	5,031,250	5,031,250
Common shares, shares outstanding (in shares)	5,031,250	5,031,250